Summary Of Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Significant Accounting Policies
Significant Accounting Policies [Text Block]

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries Intra-Asia Entertainment (Asia Pacific) Limited, Oriental Intra-Asia Entertainment (China) Limited and Cabowise International Limited, its indirectly owned subsidiaries Oriental Intra-Asia (China) Limited (PRC), and the Company’s VIEs, and the VIEs’ respective subsidiaries, including China TransInfo Technology Group Co., Ltd. (“the Group Company”), Beijing Peking University Chinafront High Technology Co., Ltd.(“PKU Chinafront”), Beijing Tian Hao Ding Xin Science and Technology Co., Ltd.(“Beijing Tian Hao”), Beijing Zhangcheng Science and Technology Co., Ltd.(“Beijing Zhangcheng”), Xinjiang Zhangcheng Science and Technology Co., Ltd.(“Xinjiang Zhangcheng”), Beijing Zhangcheng Culture and Media Co., Ltd.(“Zhangcheng Media”), Beijing Transwiseway Information Technology Co., Ltd.(“Beijing Transwiseway”), Hunan Transwiseway Information Technology Co., Ltd.(“Hunan Transwiseway”), Hebei Transwiseway Information Technology Co., Ltd.(“Hebei Transwiseway”), Guizhou Transwiseway Information Technology Co., Ltd.(“Guizhou Transwiseway”), Anhui Transwiseway Information Technology Co., Ltd.(“Anhui Transwiseway”), Dalian Dajian Zhitong Information Service Co., Ltd.(“Dajian Zhitong”), Shanghai Yootu Information Technology Co., Ltd.(“Shanghai Yootu”), Beijing UNISITS Technology Co. Ltd. (“UNISITS”), Hangzhou Ziguang Jietong Technology Co., Ltd.(“Hangzhou UNISITS”), Henan Ziguang Jietong Technology Co., Ltd. (“Henan UNISITS”), Jiangsu UNISITS Information System Co., Ltd. (“Jiangsu UNISITS”) and Beijing Ziguang Jinzhidun Information Technology Co., Ltd. (“Beijing UNISITS”). All material intercompany accounts, transactions, and profits have been eliminated in consolidation.

The consolidated financial statements include the accounts of VIEs and VIEs’ majority owned subsidiaries, which are approximately 3% to 70% owned by noncontrolling interests.

The accompanying interim unaudited condensed consolidated financial statements(“Interim Financial Statements”) of the Company and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and are presented in accordance with the requirements of Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, these Interim Financial Statements do not include all of the information and notes required by GAAP for complete financial statements. These Interim Financial Statements should be read in conjunction with the consolidated financial statements and notes thereto for the fiscal year ended December 31, 2010 included in the Company’s Form 10-K. In the opinion of management, the Interim Financial Statements included herein contain all adjustments, including normal recurring adjustments considered necessary to present fairly the Company’s financial position, the results of operations and cash flows for the periods presented.  The operating results and cash flows for the interim periods presented herein are not necessarily indicative of the results to be expected for any other interim period or the full year.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptionsthat affect the reported amounts of assets and liabilities anddisclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

Research and Development

Research and development expenses include payroll, employee benefits, and other headcount-related expenses associated with product development. Such costs related to product development costs are included in research and development expense until the point that technological feasibility is reached, which for the Company's products, is generally shortly before the products are released for commercial use. Once technological feasibility is reached, such costs are capitalized and amortized to cost of revenue over the estimated lives of the products. As of September 30, 2011 and December 31, 2010, research and development expenses were capitalized in the amount of $5,270,442 and $4,776,643, respectively, and were included in intangible assets in the Company's condensed consolidated balance sheet.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 605, Revenue Recognition, when persuasive evidence of an arrangement exists, the price is fixed or determinable, collection is reasonably assured and delivery of products has occurred or services have been rendered.

The Company’s revenue of service fees are primarily fixed price contracts. Revenue on eligible fixed price contracts is recognized on the basis of the estimated percentage-of-completion within the scope of ASC 605 and is consistently applied for all fixed price contracts. Such contracts include services provided for software development projects, IT outsourcing and solutions, system integration, and network integration services at fixed price arrangements with its customers. Progress towards completion is typically measured based on achievement of specified contract milestones, or other measures of progress when available, or based on costs incurred as a proportion of estimated total costs. Profits in a given period are reported at the expected profit margin to be achieved on the overall contract. This method can result in the recognition of unbilled receivables or the deferral of costs or profits on these contracts. The company did not incur any deferred costs for the three months ended March 31, 2011. Management regularly reviews project profitability and underlying estimates. Revisions to the estimates at completion are reflected in results of operations as a change in accounting estimate in the period in which the facts that give rise to the revision become known by management. Provisions for estimated losses, if any, are recognized in the period in which the loss becomes evident. The provision includes estimated costs in excess of estimated revenue and any profit margin previously recognized. Any advance payments received from its customers prior to recognition of revenue is classified as a current liability as billings in excess of costs and estimated earnings on uncompleted contracts.

For taxi media advertising revenue, the Company recognizes deferred revenue when cash is received, but the revenue has not yet been earned. The Company recognizes taxi media advertising revenue ratably over the period in which the advertisement is to be published.

The Company has very limited system maintenance and technology upgrade services for the systems/platforms that we have built for clients. In most cases, such service revenue was secured on separate contracts basis. Such service revenues are recognized ratably over the service periods.

Fair Value Measurements

The carrying value of cash, accounts receivable, other current liabilities, accounts payable, accrued expenses and other current liabilities approximate the fair values of these instruments due to their short-term nature.

Income Taxes

The Company adopted ASC 740-10-25 on January 1, 2007, which provides criteria for the recognition, measurement, presentation and disclosure of uncertain tax position.  The Company must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The Company did not recognize any additional liabilities for uncertain tax positions as a result of the implementation of ASC 740-10-25.

Recently Issued Accounting Guidance

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, “Comprehensive Income (Topic 220)”, which gives an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This Update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this Update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. For public entities, ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and is not expected to have a material impact on the Company’s consolidated financial position or results of operations.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic 820)”, which provided clarifications for Topic 820 and also included instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurement has changed. This Update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs, and is effective during interim and annual periods beginning after December 15, 2011 for public entities. Early application by public entities is not permitted, and the adoption of ASU 2011-04 is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

The Company has considered all new accounting pronouncements and has concluded that there are no new pronouncements that may have a material impact on results of operations, financial condition, or cash flows, based on current information.